COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies (Note 6)
COMMITMENTS AND CONTINGENCIES

NOTE 6 – COMMITMENTS AND CONTINGENCIES

Legal Proceedings and Other Claims

From time to time, the Company is party to claims and actions for matters arising out its normal business operations. Management regularly evaluates the status of these legal proceedings and other claims to assess whether a loss is probable or there is a reasonable possibility that a loss, or any additional loss, may have been incurred to determine if accruals are appropriate. If accruals are not appropriate, management further evaluates each legal proceeding to assess whether an estimate of possible loss or range of possible loss can be made for disclosure. Although the outcome of claims and litigation is inherently unpredictable, the Company believes it has adequate provisions for any probable and estimable losses. It is possible, nevertheless, that the Company’s consolidated financial position, results of operations or liquidity could be materially and adversely affected in any particular period by the resolution of a claim or legal proceeding. Legal expenses related to defense, negotiations, settlements, rulings, and advice of outside legal counsel are expensed as incurred.

Employment Agreement

In June 2021, the Company entered into an employment agreement with Austen Lambrecht, who is a son of the Company’s CEO.  The agreement provided that Austen Lambrecht would serve as Vice President - Operations for a term of three years at an annual salary of Sixty Thousand Dollars ($60,000), and an incentive bonus as determined by the Board of Directors.  The agreement automatically renews for additional six-month periods unless either party has provided written termination of this Agreement at least 90 days prior to the expiration of such term.

In May 2021, the Company entered into an employment agreement with Mr. Lambrecht. The agreement provided that Mr. Lambrecht would serve as Chief Executive Officer of the Company for a term of three years at an annual salary of Two Hundred Fifty Thousand Dollars ($250,000), and an incentive bonus as determined by the Board of Directors.

Employment Agreement (Continued)

The agreement shall automatically be renewed for additional six month periods unless either party has provided written termination of the agreement at least 90 days prior to the expiration of such term.

Both executives have agreed to waive their rights to payment of any amounts due but unpaid under these employment contracts.